Risks Arising from Financial Instruments - Summary of Carrying Amount of Fixed Rate Interest-Bearing Financial Liabilities and Fair Value (Detail) - Fixed interest rate [member] - USD ($)
$ in Millions
		Jun. 30, 2022	Dec. 31, 2021
Disclosure of interest bearing financial instruments [line items]
Carrying amount	[1]	$ (81,389)	$ (86,520)
Fair value		(80,248)	(104,836)
Australian Dollar [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	[1]	(308)	(324)
Fair value		(302)	(366)
Brazilian Real [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	[1]	(448)	(420)
Fair value		(448)	(419)
Canadian Dollar [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	[1]	(620)	(626)
Fair value		(529)	(605)
Euro [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	[1]	(19,854)	(21,654)
Fair value		(18,895)	(23,801)
Pound Sterling [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	[1]	(3,241)	(3,611)
Fair value		(3,102)	(3,913)
US Dollar [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	[1]	(56,335)	(59,399)
Fair value		(56,445)	(75,261)
Other currency [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	[1]	(582)	(486)
Fair value		$ (527)	$ (471)

[1]	Carrying amount” refers to net book value as recognized in the statement of financial position at each reporting date.